CRABBE HUSON REAL ESTATE INVESTMENT FUND,
                             VARIABLE SERIES

                     Supplement to Prospectus dated
                               June 1, 1999

Effective July 23, 1999, John E. Maack, Jr. no longer co-manages the Fund.

Michael B. Stokes continues to manage the Fund and is now the sole portfolio manager of the Fund.


                                                      August 6, 1999